UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Banc of America Funding Corporation

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

__X__ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from October 1, 2025 to December 31, 2025

Date of Report: February 6, 2026

Commission File Number of securitizer: 025-00539

Central Index Key Number of securitizer: 0000934377

Michael J. Berg, (646) 855-0706

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1 (c) (1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1 (c) (2) (i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1 (c) (2) (ii) [ ]

_____ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ___________

________________________________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _____________

Central Index Key Number of underwriter (if applicable): _____________

____________________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Securitizer has repurchase activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)1

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

Item 99.1 – Exhibits.

The following is filed as an Exhibit to this Report under ABS-15G: Table of activity

1 For purposes of reports pursuant to Rule 15Ga-1, from and after the report for the reporting period ending December 31, 2025, Banc of America Funding Corporation no longer includes lists of issuing entities for which there are no open demands for repurchase or replacement, which lists were being provided on a voluntary basis prior to the reporting period ending December 31, 2025. In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests (“Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us. We followed up written requests made of Demand Entities as we deemed appropriate. In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010. It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Funding Corporation Depositor

By:	/s/ Michael J. Berg
Name: Michael J. Berg Title: Managing Director (Senior Officer in Charge of Securitization)